Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows provided by (used in) operating activities
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (148)	$ (634)	$ 346
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation, Depletion and Amortization	(144)	(148)	(153)
Loss on extinguishment of debt	0	(6)	0
Deferred tax benefit	(2)	322	(394)
Non-cash asset impairments and accelerated depreciation	5	181	31
Unrealized foreign currency losses	46	(31)	16
Gain (Loss) on Disposition of Assets	(16)	1	10
Other non-cash adjustments	(5)	(4)	(2)
Net change in assets and liabilities:
Accounts receivable	(27)	(71)	35
Inventories	(63)	9	(10)
Accounts and drafts payable	(33)	59	44
Income taxes payable	4	6	(6)
Other assets, current and non-current	26	11	43
Other liabilities, current and long-term	19	77	(89)
Net cash provided by (used in) operating activities	(50)	80	177
Cash flows (used in) provided by investing activities
Capital expenditures	(183)	(144)	(133)
Capitalized interest	0	(1)	0
Payments to Acquire Businesses, Net of Cash Acquired	(64)	0	0
Proceeds from the sale of (purchases of) debt securities, net	(1)	(3)	2
Change in restricted cash	(3)	4	(15)
Cash outflow from affiliated loan receivable	(50)	0	0
Cash inflow from repayment of affiliated loan	50	0	0
Funds remitted to unconsolidated affiliates	(2)	(13)	(3)
Proceeds from sale of assets	20	7	11
Net cash (used in) provided by investing activities	(233)	(150)	(138)
Cash flows used in financing activities
Net short-term debt (repayments) borrowings	21	15	(7)
Borrowings of long-term debt	391	1,135	453
Repayments of long-term debt	(343)	(1,058)	(487)
Proceeds from (Repayments of) Related Party Debt	0	0	(2)
Repayment of advance from affiliates	0	0	(7)
Capital contribution from parent	0	0	16
Long-term debt and credit facility financing fees	0	(40)	(14)
Distribution paid to parent	0	0	(11)
Net cash used in financing activities	69	52	(59)
Effect of exchange rates on cash and cash equivalents	(9)	(4)	5
Decrease in cash and cash equivalents	(223)	(22)	(15)
Cash and cash equivalents (unrestricted) at beginning of period	379	401	416
Cash and cash equivalents (unrestricted) at end of period	156	379	401
Supplemental disclosures of cash flow information
Interest, net	297	275	250
Income taxes, net of cash refunds	29	2	17
Non-cash financing activity:
Non-cash issuance of debt in exchange for loans of parent	0	200	0
Non-cash distribution declared to parent	0	208	0
Forgiveness of Note Receivable from Parent	0	24	0
Non-cash capital contribution from parent	$ 0	$ 0	$ 218